Nature of the business (Tables)	9 Months Ended
Sep. 30, 2021
Nature of the business [Abstract]
Overview of main assets

The following table provides an overview of the main contracted concessional assets the Company owned or had an interest in as of September 30, 2021:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(16)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	A-/A2/BBB+	2013	22
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	18
Chile PV 1	Renewable (Solar)	35%(8)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(8)	Chile	USD	40 MW	N/A	2017	N/A
Solaben 2 & 3	Renewable (Solar)	70%(1)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
Solacor 1 & 2	Renewable (Solar)	87%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	11/13
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	15/15
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	14/14/14
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	17/17
Seville PV	Renewable (Solar)	80%(6)	Spain	Euro	1 MW	A/Baa1/A-	2006	15
Re Sole	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB-	2011	10
Agrisun	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB-	2010	9
Kaxu	Renewable (Solar)	51%(3)	South Africa	Rand	100 MW	BB-/Ba2/BB-(11)	2015	14
Elkhorn Valley	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/A3/--	2007	7
Prairie Star	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	7
Twin Groves II	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB-/Baa2/BBB	2008	5
Lone Star II	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	Not rated	2008	2
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	15
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(14)	1987-1989	19
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	12
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/ Ba3/BB-	2013	12
Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	17
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(15)	2010	20
ATN (13)	Transmission line	100%	Peru	USD	379 miles	BBB+/Baa1/BBB	2011	20
ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/Baa1/BBB	2014	23
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	12
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	14/14
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/WR/A-	2007	16
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated
Skikda	Water	34.2%(4)	Algeria	USD	3.5 M ft3/day	Not rated	2009	13
Honaine	Water	25.5%(5)	Algeria	USD	7 M ft3/day	Not rated	2012	16
Tenes	Water	51%(7)	Algeria	USD	7 M ft3/day	Not rated	2015	19

(1)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.
(2)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
(3)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
(4)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.
(5)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(6)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state-owned company, holds 20% of the shares in Seville PV.
(7)	Algerian Energy Company, SPA owns 49% of Tenes.
(8)	65% of the shares in Chile PV 1 and Chile PV 2 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
(11)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Including ATN Expansion 1 & 2.
(14)
Refers to the credit rating of  two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(15)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41%A+ rating or higher, the rest is unrated).
(16)	As of September 30, 2021.
(*)	Commercial Operation Date